RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Sep. 15, 2023 USD ($)	Sep. 15, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Runbridge Inc [Member]
Related Party Transaction [Line Items]
Rent paid			$ 19,250	$ 18,986	$ 5,118
Global HR Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Acquisition value	$ 1,726,433	¥ 244,860,000
Global HR Technology Co Ltd [Member] | Assets Purchase Agreement [Member]
Related Party Transaction [Line Items]
Commission expenses					$ 79,336